CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
NOTE 4. CASH AND CASH EQUIVALENTS
For purposes of the Consolidated Statement of Cash Flow and the Consolidated Statement of Financial Position, the following assets are considered as cash and cash equivalents:

	December 31, 2025(1)	December 31, 2024
In millions of COP
Cash and balances at central bank
Cash	7,981,486	9,439,363
Due from central banks(2)	8,762,476	7,504,135
Due from other private financial entities	5,985,138	7,778,937
Checks on hold	55,091	132,929
Remittances of domestic negotiated checks in transit	21,444	26,172
Total cash and due from banks	22,805,635	24,881,536
Money market transactions
Interbank borrowings	2,437,175	2,239,615
Reverse repurchase agreements and other similar secured loans(3)	4,673,590	5,722,948
Total money market transactions	7,110,765	7,962,563
Total cash and cash equivalents	29,916,400	32,844,099
(1)As of December 31, 2025, Banistmo S.A. was considered an asset held for sale and had cash and cash equivalents of COP 3,517,759, which were reclassified to Assets related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)According to External Resolution No. 3 of 2024 of Banco de la República de Colombia, which amends External Resolution No. 5 of 2008, Bancolombia S.A. must maintain, the equivalent of 7%, of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 2.5% of its customer’s deposits with a maturity of less than 18 months (paragraph b). According to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, circular SBP-DR-CIRCULAR-2024-0036 dated July 02, 2024, communicates the decision of the Superintendency of Banks of Panama to maintain the percentage established in the General Resolution of the Board of Directors SBP-GJD-0003-2014 dated January 28, 2014, which sets at 30.00% the minimum legal liquidity rate that Panamanian banks must maintain. Finally, in accordance with temporary rule NPBT-15, effective from July 30, 2025, to January 13, 2026, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by the Central Bank of el Salvador. Once the established term has ended, the bank continues to comply with the Technical Norm (NRP-28), issued by the Central Bank, under which it must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since June 23, 2021.
(3)The variation is mainly generated by the decrease in Reverse repurchase agreements and other similar secured loans in simultaneous operations with the Cámara de Riesgo Central de Contraparte in Colombia.

As of December 31, 2025 and 2024, there is restricted cash amounting to COP 520,105 and COP 530,924, respectively, included in other assets on the Consolidated Statement of Financial Position, which represents margin deposits pledged as collateral for derivative contracts traded through Colombian clearing houses. See Note 14. Other assets, net.